Loans borrowings (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 24, 2022 SGD ($)
Debt Instrument [Line Items]
Line of credit facility, interest rate during period		8.25%
Aggregate amount	$ 744,480
Debt instrument, term	1 year
Interest expense	$ 4,594,956	$ 2,200,755	$ 1,947,153
Facility Agreement [Member]
Debt Instrument [Line Items]
Aggregate amount				$ 824,000
Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	5.82%
Debt instrument, interest rate, effective percentage	5.24%
Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	8.25%
Debt instrument, interest rate, effective percentage	7.93%